Freight Costs	12 Months Ended
Dec. 31, 2018
Freight Costs [Abstract]
Freight Costs
(15) Freight Costs

The Group records freight costs related to the transporting of the raw materials to the Group’s warehouse in cost of raw materials and all other outbound freight costs in selling expenses. For the year ended December 31, 2018, 2017 and 2016, freight costs included in cost of goods sold were RMB1,729 (US$251), RMB4,495 and RMB3,406, respectively, and RMB8,441 (US$1,228), 8,527 and RMB8,177, respectively, were included in selling expenses.